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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2009
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      11/2/09
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     22
                                          ---------------------

Form 13F Information Table Value Total:     $ 263,870
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AMERICAN EXPRESS CO 	COM	   025816109	14391	  424500   SH	     SOLE	 NONE	   424500  0	  0
BERKSHIRE HATHAWAY DEL  CL B	   084670207	15558	  4682	   SH	     SOLE	 NONE	   4682	   0	  0
CVS CAREMARK CORP	COM	   126650100	7813	  218600   SH	     SOLE	 NONE	   218600  0	  0
COACH INC 		COM	   189754104	9507	  288800   SH	     SOLE	 NONE	   288800  0	  0
COCA COLA CO 		COM	   191216100	18612	  346600   SH	     SOLE	 NONE	   346600  0	  0
DIAGEO PLC       	SPON ADR   25243Q205	11935	  194100   SH	     SOLE	 NONE	   194100  0	  0
DONALDSON INC		COM	   257651109	7075	  204300   SH	     SOLE	 NONE	   204300  0	  0
JOHNSON & JOHNSON 	COM	   478160104	16276	  267300   SH	     SOLE	 NONE	   267300  0	  0
LABORATORY CORP AMER 	COM	   50540R409	5946	  90500	   SH	     SOLE	 NONE	   90500   0	  0
MCDONALDS CORP 		COM	   580135101	16550	  290000   SH	     SOLE	 NONE	   290000  0	  0
MICROSOFT CORP 		COM	   594918104	10517	  408900   SH	     SOLE	 NONE	   408900  0	  0
NIKE INC CL B 		COM	   654106103	16841	  260300   SH	     SOLE	 NONE	   260300  0	  0
PEPSICO INC 		COM	   713448108	16460	  280600   SH	     SOLE	 NONE	   280600  0	  0
PFIZER INC 		COM	   717081103	10877	  657200   SH	     SOLE	 NONE	   657200  0	  0
PROCTER & GAMBLE CO 	COM	   742718109	10825	  186900   SH	     SOLE	 NONE	   186900  0	  0
QUEST DIAGNOSTICS INC 	COM	   74834L100	5897	  113000   SH	     SOLE	 NONE	   113000  0	  0
STARBUCKS CORP 		COM	   855244109	10005	  484500   SH	     SOLE	 NONE	   484500  0	  0
TARGET CORP 		COM	   87612E106	11992	  256900   SH	     SOLE	 NONE	   256900  0	  0
UNITEDHEALTH GROUP INC 	COM	   91324P102	13612	  543600   SH	     SOLE	 NONE	   543600  0	  0
WAL MART STORES INC 	COM	   931142103	17054	  347400   SH	     SOLE	 NONE	   347400  0	  0
WALGREEN CO		COM	   931422109	10439	  278600   SH	     SOLE	 NONE	   278600  0	  0
ZIMMER HLDGS INC 	COM	   98956P102	5687	  106400   SH	     SOLE	 NONE	   106400  0	  0

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